Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
The success of the Group’s business going forward will rely in part on the
Group’s ability to continue to obtain and expand its business from existing customers while also attracting new customers. External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Customer
A	4,218	*	*	*
B	3,302	*	*	*
C	*	20,246	*	*
D	*	8,775	*	*
E	*	7,925	*	*
F	*	7,113	*	*
G	*	*	29,204	4,195
H	*	*	28,319	4,068

*	less than 10% of total revenues of the Group.